Related Party Transactions	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Related Party Transaction [Line Items]
Related Party Transactions
4.	Related Party Transactions

The Partnership will enter into certain agreements with the General Partner, the Investment Manager and SQN Securities LLC, an affiliate of the General Partner that is acting as exclusive sales agent for the offering of the Partnership’s limited partnership units, whereby the Partnership pays certain fees and reimbursements to these parties.

Pursuant to the terms of the Partnership Agreement, the General Partner is entitled to, (i) 1% of the Partnership’s profits, losses, cash distributions and liquidation proceeds and (ii) a promotional interest in the Partnership equal to 20% of all distributed distributable cash after the Partnership has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the General Partner and its affiliates will be reimbursed for organizational and offering expenses incurred in connection with the Partnership’s organization and offering of limited partnership units and certain administrative expenses incurred in connection with the Partnership’s operations. Once the Partnership raises the minimum capital contributions of $1,200,000, fees and expenses associated with the Partnership’s organization and offering costs will become reimbursable to the Partnership’s General Partner and Investment Manager.

SQN AIF IV GP, LLC
Related Party Transaction [Line Items]
Related Party Transactions
3.	Related Party Transactions

The LLC may be reimbursed for expenses incurred on behalf of the Managed Fund for the organization and offering of the Managed Fund. The LLC is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Managed Fund’s operations.

The LLC also has a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

During September 2012, Capital made a capital contribution to the LLC totaling $1,001,100. At December 31, 2012, the LLC had made short term advances to Capital totaling $75,000 which is included in due from SQN Capital Management, LLC in the accompanying balance sheet. From January 1, 2013 through March 8, 2013, the LLC made additional short term advances totaling $175,875. On March 11, 2013, Capital repaid $250,000 to the LLC which substantially repaid all of the previous short term advances.

At December 31, 2012, the LLC had a $100 investment in the Managed Fund, which represents the general partnership interest the LLC owns in the Managed Fund. At December 31, 2012, the LLC had advanced the Managed Fund an additional $1,000.